Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data	6 Months Ended			12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2008	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Revenue	$ 73,240	$ 40,047	$ 792	$ 94,874	$ 32,822
Cost of revenue	28,193	17,949	2,551	43,602	17,710
Selling, general and administrative expenses	19,396	9,459	2,595	23,917	10,250
Loss on sale of patent assets, net				536
Operating income (loss)	25,651	12,639	(4,354)	26,819	4,862
Interest expense, net	(566)	(1,554)	(796)	(2,776)	(4,369)
Other income (expense), net				12	(72)
Income (loss) before provision for (benefit from) income taxes	25,085	11,085	(5,150)	24,055	421
Provision for (benefit from) income taxes	10,724	4,644		10,184	(1,513)
Net income (loss)	14,361	6,441	(5,150)	13,871	1,934
Less: allocation of net income to participating stockholders	8,754	5,879		12,479	1,934
Net income (loss) available to common stockholders-basic	5,607	562	(5,150)	1,392
Undistributed earnings re-allocated to common stockholders	484	108		279
Net income (loss) available to common stockholders-diluted	$ 6,091	$ 670	$ (5,150)	$ 1,671
Net income (loss) per common share:
Basic	$ 0.31	$ 0.11	$ (8.94)	$ 0.24
Diluted	$ 0.29	$ 0.11	$ (8.94)	$ 0.23
Weighted-average shares used in per common share calculation:
Basic	18,141	5,153	576	5,747	2,148
Diluted	21,187	6,340	576	7,164	2,169
Pro forma net income per share (unaudited):
Basic	$ 0.35			$ 0.37
Diluted	$ 0.33			$ 0.36
Pro forma weighted-average shares used in per common share calculation (unaudited):
Basic	40,576			37,086
Diluted	43,622			38,503